CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 161	$ 204
Accounts receivable and other	351	390
Current assets	512	594
Property, plant and equipment	4,309	4,497
Intangible assets other than goodwill	2,849	3,936
Goodwill	499	667
Non-current financial assets	56	29
Other non-current assets	89	89
Deferred tax assets	40	41
Assets	8,354	9,853
Liabilities
Accounts payable and other	419	487
Financial liabilities	6	6
Exchangeable and Class B Shares	1,851	0
Current liabilities	2,276	493
Non-current Portion Of Non-current Non-recourse Borrowings	3,114	3,526
Loans Payable to Parent	1,120	0
Financial liabilities	1,007	1,002
Other liabilities	82	90
Deferred income tax liability	1,272	1,465
Total liabilities	8,871	6,576
Partnership capital
Equity attributable to parent	(1,611)	1,654
Non-controlling interests	1,094	1,623
Total partnership capital	(517)	3,277
Total liabilities and partnership capital	$ 8,354	$ 9,853